Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited)) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Revenues	$ 41,889	$ 8,695	$ 110,278	$ 23,795
Production costs	15,374	6,916	43,471	21,085
Care and maintenance costs	295	292	902	856
Depreciation and amortization	236	233	808	792
Total cost of sales	15,905	7,441	45,181	22,733
Income from mining operations	25,984	1,254	65,097	1,062
Expenses
General and administrative	11,634	3,772	27,626	11,266
Interest expense	23,397	1,061	29,633	3,389
Share-based compensation	227	727	4,979	8,351
Foreign exchange gain	(7,567)	(3,338)	(10,065)	(1,924)
Total operating expenses	27,691	2,222	52,173	21,082
Income (loss) before other income (expenses) and income taxes	(1,707)	(968)	12,924	(20,020)
Other income (expenses)
Interest income	10,615	97	16,784	97
Gain (loss) on valuation of warrant liabilities	355	34,513	(2,253)	(29,381)
Gain (loss) on valuation of embedded derivative liabilities	104,668	(288)	302,683	(10,139)
Loss on valuation of embedded derivative asset	(57,075)		(87,758)
Total other income (expenses)	58,563	34,322	229,456	(39,423)
Net income (loss) before income taxes	56,856	33,354	242,380	(59,443)
Income tax expense	6,621	163	15,612	197
Net income (loss) for the period	50,235	33,191	226,768	(59,640)
Other comprehensive income
Unrealized gain on foreign currency translation	24,130	30,850	26,751	17,163
Comprehensive income (loss) for the period	$ 74,365	$ 64,041	$ 253,519	$ (42,477)
Earnings per share
Basic	$ 0.17	$ 0.15	$ 0.80	$ (0.30)
Fully-diluted	$ 0.17	$ 0.13	$ 0.72	$ (0.30)
Weighted average shares outstanding
Basic	288,411,654	215,897,871	283,995,711	197,535,333
Fully-diluted	297,352,080	258,429,480	314,102,788	197,535,333